MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Thomas A. Christopher
   Douglas Dean
   Diana P. Herrmann
   Carroll F. Knicely
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

JUNE 30, 2002

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

                     SERVING KENTUCKY INVESTORS FOR 15 YEARS

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                               SEMI-ANNUAL REPORT

                               "POSITIVE RETURNS"

                                                                 August 21, 2002

Dear Fellow Shareholder:

     Lately, it is difficult to go through even a single day without hearing some unsettling news - the stock market is down again, a new terror alert is issued, etc., etc. In fact, in most people's viewpoint, it is pretty "ugly" out there in terms of the securities markets.

     By contrast, we are pleased to provide you with some good news in the form of this latest Semi-Annual Report for Churchill Tax-Free Fund of Kentucky. Your investment in the Fund continues to provide you and all other shareholders with a POSITIVE RETURN.

* Every month you receive a dividend either through a cash payment or a statement of reinvestment. This distributed return has been positive each month and is TRIPLE TAX-FREE to you and all of the Fund's shareholders. Considering all the negative returns that are a product of the securities markets these days, that's pretty good. When you equate this TRIPLE TAX-FREE return to a taxable return, using the 28% tax bracket, it would be equivalent to a 7% return on your money.

* Additionally, although the share price of the Fund can and will vary depending upon market conditions, we strive to manage your investment to keep fluctuations relatively moderate. During the latest report period from January 1, 2002 to June 30, 2002, the share price actually increased from $10.31 to $10.47. This share price increase may seem to be relatively modest in nature. However, considering the world out there, it is indeed pleasant to get any INCREASE in price in addition to the POSITIVE RETURN of the dividends.

* The Fund has continued to be a source of good over this report period through the municipal bond holdings in its portfolio. The municipal bonds in the Fund have helped communities throughout the entire Commonwealth of Kentucky to build and renovate a variety of public purpose projects. The roads, schools, hospitals, airports, and other projects that have been financed by the Fund have benefited all shareholders, as well as the entire citizenry of the Commonwealth of Kentucky.

THE FUND'S STRATEGY

     How have we been able to produce these results during a time when many other funds and organizations are struggling?

     We believe it comes down to the Fund's strategy of providing a portfolio of quality, intermediate maturity securities, and diversification.

     We have always taken the approach of having the Fund comprised of high-quality securities. In fact, the Fund's prospectus specifically limits the portfolio manager to investing in investment grade bonds or equivalent, those which are within the top four credit ratings - AAA, AA, A and BBB. In practice, 85% of the portfolio is invested in the top two categories - AAA AND AA. Historically, these higher quality bonds have experienced fewer problems and lesser fluctuation than those outside of our investment universe.

     We believe that having a portfolio which is intermediate in its maturity tends to moderate the fluctuation in share price for the Fund. We, therefore, strive to structure the Fund's portfolio so that some of the bonds have maturities of 1 year, while others have maturities of 20 - 25 years, but the overall average is 15 years. This helps us to keep the value of your investment stable. Moreover, it ensures that the capital of your investment is basically there when you need it.

     Furthermore, the investments of your Fund are geographically spread over a diverse group of projects. As of June 30, 2002, Churchill Tax-Free Fund of
Kentucky had approximately 155 securities in its portfolio. These were spread over the entire Commonwealth and thus were not overly concentrated. This approach has two benefits. One is avoiding any adverse effect to the share value in the remote event that any particular bond had a problem. Second, it helps build and renovate the various kinds of municipal projects that help citizens throughout the Commonwealth.

APPRECIATION

     Management of the Fund will continue to strive to do the kind of things that will provide you and other shareholders with the satisfaction that your investment is producing a POSITIVE RETURN for you, while providing you with a high level of confidence.

     We continue to value the support you have placed in the Fund through your investment.

                                   Sincerely,


/s/  Diana P. Herrmann                        /s/  Lacy B. Herrmann
-----------------------                       ----------------------
Diana P. Herrmann                             Lacy B. Herrmann
President                                     Chairman of the Board of Trustees


For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT). Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (0.4%)                               S&P          VALUE
------------   --------------------------------------------------------   ---------   -------------
               Lexington-Fayette Urban County Government
                  Project Unlimited Tax
$    340,000      5.150%, 12/01/17 ....................................    Aa2/AA+    $     353,175
               Warren County Kentucky Judicial Unlimited Tax
     345,000      5.100%, 09/01/17 AMBAC Insured ......................    Aaa/NR           358,369
     265,000      5.150%, 09/01/18 AMBAC Insured ......................    Aaa/NR           274,606
                                                                                      -------------
                     Total General Obligation Bonds ...................                     986,150
                                                                                      -------------

               REVENUE BONDS (100.2%)
               --------------------------------------------------------

               STATE AGENCIES (26.8%)
               --------------------------------------------------------
               Kentucky Higher Education Student Loan Corporation
                  Insured Student Loan
     875,000      6.800%, 06/01/03 ....................................    Aaa/AA-          904,470
   1,915,000      7.100%, 12/01/11 ....................................    Aaa/AA-        1,962,454
               Kentucky Infrastructure Authority
     555,000      7.200%, 06/01/11 ....................................    Aa3/AA-          569,047
     875,000      6.500%, 06/01/12 ....................................    Aa3/AA-          907,471
   1,000,000      5.250%, 06/01/12 ....................................    Aa3/AA-        1,082,500
     635,000      5.250%, 06/01/12 ....................................    Aa3/AA-          671,512
   2,740,000      5.250%, 06/01/14 ....................................    Aa3/AA-        2,918,100
   1,110,000      6.375%, 06/01/14 Pre-Refunded .......................    Aaa/AAA        1,255,688
   1,500,000      5.375%, 02/01/18 ....................................     NR/A          1,524,375
               Kentucky Local Correctional Facilities Construction
                  Authority
   6,355,000      5.500%, 11/01/14 FSA Insured ........................    Aaa/AAA        6,776,019
               Kentucky Rural Economic Development Authority
   3,110,000      7.250%, 06/01/17 LOC: Bank One ......................     NR/A+         3,192,508
               Kentucky State Property and Buildings Commission
   3,000,000      6.250%, 09/01/07 MBIA Insured .......................    Aaa/AAA        3,442,500
     220,000      6.000%, 09/01/08 ....................................    Aa3/AA-          249,425
     500,000      5.500%, 11/01/09 AMBAC Insured ......................    Aaa/AAA          537,500
     400,000      5.000%, 09/01/13 ....................................    Aa3/AA-          410,000
   4,000,000      5.375%, 02/01/14 FSA Insured ........................    Aaa/AAA        4,330,000
     400,000      5.250%, 10/01/14 ....................................    Aa3/AA-          424,500


               Kentucky State Property and Buildings Commission
                  (continued)
$    450,000      5.125%, 09/01/15 ....................................    Aa3/AA-    $     470,813
   6,500,000      5.375%, 08/01/16 FSA Insured ........................    Aaa/AAA        6,922,500
   3,905,000      5.125%, 09/01/16 ....................................    Aa3/AA-        4,056,319
   1,735,000      5.250%, 10/01/17 ....................................    Aa3/AA-        1,813,075
   1,140,000      5.000%, 08/01/17 FSA Insured ........................    Aaa/AAA        1,171,350
   7,155,000      5.125%, 09/01/17 ....................................    Aa3/AA-        7,369,650
     500,000      5.500%, 11/01/17  FSA Insured .......................    Aaa/AAA          538,125
     165,000      5.375%, 02/01/18  FSA Insured .......................    Aaa/AAA          173,869
   2,950,000      5.125%, 09/01/18 ....................................    Aa3/AA-        3,020,062
   6,000,000      5.250%, 10/01/18 ....................................    Aa3/AA-        6,225,000
   1,000,000      5.000%, 08/01/19 FSA Insured ........................    Aaa/AAA        1,017,500
   1,000,000      5.375%, 10/01/19 MBIA Insured .......................    Aaa/AAA        1,046,250
   1,625,000      5.000%, 10/01/19 ....................................    Aa3/AA-        1,639,219
     360,000      5.000%, 10/01/19 MBIA Insured .......................    Aaa/AAA          366,300
     570,000      5.150%, 11/01/19 FSA Insured ........................    Aaa/AAA          589,950
     160,000      5.000%, 10/01/20 MBIA Insured .......................    Aaa/AAA          161,600
     205,000      5.150%, 02/01/22 FSA Insured ........................    Aaa/AAA          207,562
                                                                                      -------------
                                                                                         67,947,213
                                                                                      -------------
               COUNTY AGENCIES (10.8%)
               --------------------------------------------------------
               Floyd County Public Property Courthouse
     510,000      5.500%, 09/01/14 ....................................     NR/A+           538,050
               Jefferson County Kentucky Capital Projects
   1,000,000      5.200%, 06/01/08 MBIA Insured .......................    Aaa/AAA        1,095,000
     430,000      5.200%, 06/01/12 MBIA Insured .......................    Aaa/AAA          459,025
     570,000      5.250%, 06/01/13 MBIA Insured .......................    Aaa/AAA          606,338
     470,000      5.250%, 06/01/14 MBIA Insured .......................    Aaa/AAA          495,850
   3,370,000      5.375%, 06/01/18 MBIA Insured .......................    Aaa/AAA        3,509,013
   1,640,000      5.375%, 06/01/22 MBIA Insured .......................    Aaa/AAA        1,674,850
   5,900,000      5.500%, 06/01/28 MBIA Insured .......................    Aaa/AAA        6,091,750
               Pendleton County Kentucky Multi-County Lease
                  Revenue
   4,500,000      6.500%, 03/01/19 ....................................     NR/A          4,636,035
   3,000,000      6.400%, 03/01/19 ....................................     NR/A          3,555,000


      	   Warren County Kentucky Justice Center
$  1,580,000      5.250%, 09/01/17 MBIA Insured .......................    Aaa/AAA    $   1,647,150
   2,875,000      5.350%, 09/01/29 MBIA Insured .......................    Aaa/AAA        2,928,906
                                                                                      -------------
                                                                                         27,236,967
                                                                                      -------------
               CITY/MUNICIPAL OBLIGATIONS (7.7%)
               --------------------------------------------------------
               Jeffersontown Kentucky Public Project Corp.
     500,000      5.750%, 11/01/15 ....................................    Aa3/NR           531,250
               Kentucky League Cities Funding Trust Certificates of
                  Participation (Covington)
   1,715,000      6.200%, 08/01/17 ....................................     NR/A+         1,794,319
               Kentucky League Cities Funding Trust Certificates of
                  Participation (Owensboro)
     700,000      5.900%, 08/01/16 ....................................     NR/A            731,500
               Louisville Kentucky Public Properties Corp.
   4,090,000      6.700%, 12/01/20 Pre-Refunded .......................    Aaa/AAA        4,259,817
               Mount Sterling Kentucky Lease Revenue
   2,020,000      6.150%, 03/01/13 ....................................    Aa3/NR         2,112,536
   7,000,000      6.200%, 03/01/18 ....................................    Aa3/NR         7,322,910
               Munfordville Kentucky Industrial Development
   2,500,000      7.000%, 06/01/19 LOC: Bank One ......................     NR/A+         2,631,250
                                                                                      -------------
                                                                                         19,383,582
                                                                                      -------------
               HOSPITALS (6.4%)
               --------------------------------------------------------
               Hopkins County Kentucky Hospital Revenue
   1,000,000      6.625%, 11/15/11 MBIA Insured .......................    Aaa/AAA        1,023,730
               Jefferson County Kentucky Health Facilities Revenue
     240,000      5.000%, 10/01/12  MBIA Insured ......................    Aaa/AAA          251,100
   1,500,000      5.650%, 01/01/17 AMBAC Insured ......................    Aaa/AAA        1,584,375
   2,580,000      5.125%, 10/01/17 AMBAC Insured ......................    Aaa/AAA        2,670,300
   2,000,000      5.250%, 05/01/17 ....................................     NR/A          2,007,500
   1,200,000      6.550%, 05/01/22 AMBAC Insured ......................    Aaa/AAA        1,229,172
               Kentucky Development Finance Authority Hospital
                  Revenue
   1,375,000      6.125%, 02/01/12  FSA Insured .......................    Aaa/AAA        1,432,695
   2,790,000      5.000%, 08/15/15 MBIA Insured .......................    Aaa/AAA        2,828,362
   3,000,000      5.900%, 12/01/15 FGIC Insured .......................    Aaa/AAA        3,168,750
                                                                                      -------------
                                                                                         16,195,984
                                                                                      -------------


		   HOUSING (11.4%)
               --------------------------------------------------------
               Greater Kentucky Housing Assistance Corp. Multi-
                  Family Housing Revenue
$    320,000      6.300%, 07/01/15 MBIA Insured .......................    Aaa/AAA    $     330,333
   2,025,000      6.050%, 07/01/22 MBIA Insured .......................    Aaa/AAA        2,028,604
     275,000      6.400%, 07/01/23 MBIA Insured .......................    Aaa/AAA          283,437
               Kentucky Housing Corp. Housing Revenue
   2,475,000      6.600%, 07/01/11 ....................................    Aaa/AAA        2,524,500
   1,635,000      5.400%, 07/01/14 ....................................    Aaa/AAA        1,671,787
   1,150,000      6.250%, 07/01/15 ....................................    Aaa/AAA        1,193,125
     315,000      6.100%, 07/01/16 ....................................    Aaa/AAA          327,994
     865,000      6.400%, 01/01/17 ....................................    Aaa/AAA          899,600
     365,000      5.550%, 07/01/18 ....................................    Aaa/AAA          370,475
   1,565,000      5.800%, 01/01/19 ....................................    Aaa/AAA        1,594,344
   2,000,000      5.600%, 07/01/20 ....................................    Aaa/AAA        2,027,500
   1,000,000      5.350%, 01/01/21 ....................................    Aaa/AAA        1,002,500
   6,075,000      5.450%, 07/01/22 ....................................    Aaa/AAA        6,143,344
     245,000      5.200%, 07/01/22 ....................................    Aaa/AAA          248,063
     275,000      5.375%, 07/01/27 ....................................    Aaa/AAA          278,094
   4,940,000      6.300%, 01/01/28 ....................................    Aaa/AAA        5,088,200
     810,000      6.375%, 07/01/28 ....................................    Aaa/AAA          835,312
   2,210,000      6.250%, 07/01/28 ....................................    Aaa/AAA        2,273,537
                                                                                      -------------
                                                                                         29,120,749
                                                                                      -------------

               POLLUTION CONTROL REVENUE (5.1%)
               --------------------------------------------------------
               Boone County Kentucky Pollution Control (Dayton
                  Power & Light)
   4,000,000      6.500%, 11/15/22 ....................................    A2/BBB+        4,096,560
               Carroll County Kentucky Pollution Control
                  (E.ON AG -LGE Energy)
   4,500,000      7.450%, 09/15/16 ....................................     A1/NR         4,622,760
               Jefferson County Kentucky Pollution Control
                  (E.ON AG -LGE Energy)
   3,800,000      5.900%, 04/15/23 ....................................     A1/A-         3,871,250
               Trimble County Kentucky Pollution Control
                  (E.ON AG -LGE Energy)



$    440,000      6.550%, 11/01/20 ....................................    A1/A-      $     449,984
                                                                                      -------------
                                                                                         13,040,554
                                                                                      -------------

               SCHOOLS (12.8%)
               --------------------------------------------------------
               Beechwood, Kentucky Independent School District
     180,000      5.650%, 03/01/2020 ..................................    Aa3/NR           190,350
               Boone County Kentucky School District Finance
                  Corp. School Building
     660,000      5.000%, 06/01/15 ....................................    Aa3/NR           685,575
     125,000      5.250%, 08/01/15 ....................................    Aa3/NR           132,812
     285,000      5.700%, 02/01/16 ....................................    Aa3/NR           311,362
   2,295,000      5.700%, 05/01/18 ....................................    Aa3/NR         2,386,777
   1,000,000      5.375%, 08/01/20 FSA Insured ........................    AAA/NR         1,040,000
               Boyd County Kentucky School District Finance Corp.
   1,025,000      5.000%, 10/01/15 ....................................    AA3/NR         1,060,875
     575,000      5.375%, 10/01/17 ....................................    Aa3/NR           601,594
               Campbell County Kentucky School District
     350,000      5.100%, 02/01/12 ....................................    Aa3/NR           361,375
               Christian County Kentucky School District Finance Corp.
     500,000      5.000%, 06/01/09 ....................................    Aa3/NR           536,875
               Fayette County School Building
   1,780,000      5.700%, 12/01/16 ....................................    Aa3/AA-        1,906,825
               Floyd County Kentucky School Building
     250,000      5.000%, 12/01/09 ....................................    Aa3/NR           270,938
               Grayson County Kentucky School Building Revenue
   1,940,000      6.000%, 01/01/15 ....................................    Aa3/NR         2,063,675
               Jefferson County Kentucky School District Finance
                  Corp. School Building
     500,000      5.875%, 01/01/11 Pre-refunded .......................    Aaa/AAA          520,660
   1,295,000      5.300%, 07/01/12 MBIA Insured .......................    Aaa/AAA        1,362,987
     695,000      5.125%, 11/01/14 FSA Insured ........................    Aaa/AAA          725,406
     465,000      5.300%, 07/01/15 MBIA Insured .......................    Aaa/AAA          483,019
   3,195,000      5.125%, 02/01/16 MBIA Insured .......................    Aaa/AAA        3,290,850
     250,000      5.250%, 07/01/16 FSA Insured ........................    Aaa/AAA          263,125


               Kenton County, Kentucky School District
$  1,760,000      5.375%, 03/01/15 ....................................    NR/A+      $   1,876,600
     685,000      5.000%, 04/01/16 ....................................    Aa3/NR           707,263
     605,000      5.000%, 04/01/19 ....................................    Aa3/NR           611,050
               Lexington-Fayette Urban County Government
                  Project Transylvania University
   1,250,000      5.125%, 08/01/18 MBIA Insured .......................    Aaa/AAA        1,285,937
               Lexington-Fayette Urban County Government
                  Project U.K. Library
     725,000      5.000%, 11/01/15 MBIA Insured .......................    Aaa/AAA          754,000
               Meade County Kentucky School District Finance Corp.
     400,000      5.700%, 07/01/15 ....................................    Aa3/NR           428,000
     500,000      6.000%, 07/01/16 ....................................    Aa3/NR           540,000
               Middlesboro Kentucky Independent School District
                  Finance Corp.
     100,000      6.100%, 08/01/16 ....................................    Aa3/NR           108,750
               Nelson County Kentucky School Building
   1,820,000      5.750%, 04/01/15 ....................................    Aa3/NR         1,956,500
               Scott County Kentucky School Building
   2,750,000      5.900%, 06/01/18 Pre-Refunded .......................    Aaa/AAA        3,073,125
               Taylor County Kentucky School Building
     280,000      6.000%, 08/01/16 ....................................    Aa3/NR           302,400
               Todd County Kentucky School Building
     980,000      6.300%, 10/01/14 Pre-Refunded .......................    Aaa/AAA        1,090,250
               University of Kentucky Revenue
   1,335,000      5.000%, 05/01/16 FGIC Insured .......................    Aaa/AAA        1,376,719
                                                                                      -------------
                                                                                         32,305,674
                                                                                      -------------

               TRANSPORTATION (6.7%)
               --------------------------------------------------------
               Kenton Kentucky Airport Board
     800,000      5.000%, 03/01/08 MBIA Insured .......................    Aaa/AAA          848,000
     500,000      5.625%, 03/01/13 MBIA Insured .......................    Aaa/AAA          539,375
     750,000      5.625%, 03/01/14 MBIA Insured .......................    Aaa/AAA          806,250


               Kentucky Interlocal School Transportation Authority
$    150,000      5.100%, 03/01/05 ....................................    Aa3/A+     $     159,750
     145,000      5.400%, 06/01/17 ....................................     NR/A+           146,827
     600,000      6.000%, 12/01/20 ....................................     NR/A+           608,724
     300,000      5.800%, 12/01/20 ....................................     NR/A+           304,344
     400,000      5.650%, 12/01/20 ....................................     NR/A+           405,172
     350,000      5.600%, 12/01/20 ....................................     NR/A+           354,483
               Kentucky State Turnpike Auth. Econ. Dev. & Resource
                  Recovery Road Revenue
     120,000      8.500%, 07/01/06 ....................................    Aa3/A+           144,900
   1,000,000      6.500%, 07/01/08 AMBAC Insured ......................    Aaa/AAA        1,166,250
   2,240,000      5.500%, 07/01/11 AMBAC Insured, Pre-refunded ........    Aaa/AAA        2,372,250
   1,010,000      5.500%, 07/01/11 AMBAC Insured, Pre-refunded ........    Aaa/AAA        1,063,924
   1,000,000      5.625%, 07/01/12 FSA Insured ........................    Aaa/AAA        1,116,250
     200,000      5.625%, 07/01/13 FSA Insured ........................    Aaa/AAA          221,750
     500,000      5.625%, 07/01/14 FSA Insured ........................    Aaa/AAA          548,750
   2,760,000      5.625%, 07/01/15 AMBAC Insured ......................    Aaa/AAA        3,060,150
     940,000      5.625%, 07/01/15 AMBAC Insured, Pre-refunded ........    Aaa/AAA          989,350
     450,000      5.250%, 07/01/15 FSA Insured ........................    Aaa/AAA          476,437
     440,000      5.100%, 07/01/18 FSA Insured                             Aaa/AAA          452,650
               Louisville-Jefferson Co. Regional Airport
   1,000,000      5.750%, 07/01/15  FSA Insured .......................    Aaa/AAA        1,081,250
                                                                                      -------------
                                                                                         16,866,836
                                                                                      -------------

               UTILITIES (12.5%)
               --------------------------------------------------------
               Hardin County, Kentucky Water District
   1,000,000      5.900%, 01/01/25 MBIA Insured .......................    Aaa/AAA        1,056,250
               Kenton County Kentucky Water District Water/Sewer
   1,000,000      6.000%, 02/01/17 FGIC Insured .......................    Aaa/AAA        1,033,040
               Louisville and Jefferson County Kentucky
                  Metropolitan Sewer District
   1,000,000      5.000%, 05/15/12 MBIA Insured .......................    Aaa/AAA        1,057,500
   2,565,000      5.375%, 05/15/17 MBIA Insured .......................    Aaa/AAA        2,728,519
   3,125,000      5.300%, 05/15/19 MBIA Insured .......................    Aaa/AAA        3,171,875
   1,410,000      5.400%, 05/15/22 FGIC Insured .......................    Aaa/AAA        1,434,675


               Louisville and Jefferson County Kentucky
                  Metropolitan Sewer District (continued)
$  4,095,000      5.500%, 05/15/23 MBIA Insured .......................    Aaa/AAA    $   4,182,019
   1,525,000      6.500%, 05/15/24 MBIA Insured, Pre-Refunded .........    Aaa/AAA        1,713,719
     120,000      6.250%, 05/15/26 MBIA Insured .......................    Aaa/AAA          134,100
               Louisville Kentucky Waterworks Board Water
   1,000,000      5.250%, 11/15/16 FSA Insured ........................    Aaa/AAA        1,050,000
   2,335,000      5.250%, 11/15/18 FSA Insured ........................    Aaa/AAA        2,425,481
   6,600,000      5.250%, 11/15/22 FSA Insured ........................    Aaa/AAA        6,723,750
   2,415,000      5.250%, 11/15/24 FSA Insured ........................    Aaa/AAA        2,442,169
               Northern Kentucky Water District
     945,000      5.000%, 02/01/27 FGIC Insured .......................    Aaa/NR           932,006
               Owensboro-Davies County Water District
     600,000      5.000%, 01/01/13 AMBAC Insured ......................    Aaa/AAA          635,250
               Owensboro, Kentucky Electric and Power
   1,000,000      5.000%, 01/01/20 FSA Insured ........................    Aaa/AAA        1,010,000
                                                                                      -------------
                                                                                         31,730,353
                                                                                      -------------
                     Total Revenue Bonds ..............................                 253,827,912
                                                                                      -------------

               Total Investments (cost $245,911,978*) .................    100.6%       254,814,062
               Other assets less liabilities ..........................     (0.6)        (1,584,268)
                                                                           ------     -------------
               Net Assets .............................................    100.0%     $ 253,229,794
                                                                           ======     =============

               * See note 4.

                             PORTFOLIO ABBREVIATIONS:
                 ------------------------------------------------

                 AMBAC - American Municipal Bond Assurance Corp.
                 FGIC  - Financial Guaranty Insurance Co.
                 FSA   - Financial Security Assurance
                 LOC   - Letter of Credit
                 MBIA  - Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $245,911,978) ..........................................................           $ 254,814,062
   Cash ..............................................................................................                 365,646
   Interest receivable ...............................................................................               3,799,764
   Receivable for investment securities sold .........................................................               1,005,000
   Receivable for Fund shares sold ...................................................................                 372,261
   Other assets ......................................................................................                  12,506
                                                                                                                 -------------
   Total assets ......................................................................................             260,369,239
                                                                                                                 -------------
LIABILITIES
   Payable for investment securities purchased .......................................................               6,248,709
   Payable for Fund shares redeemed ..................................................................                 428,047
   Dividends payable .................................................................................                 319,541
   Distribution fees payable .........................................................................                  81,636
   Management fee payable ............................................................................                  36,993
   Accrued expenses ..................................................................................                  24,519
                                                                                                                 -------------
   Total liabilities .................................................................................               7,139,445
                                                                                                                 -------------
NET ASSETS ...........................................................................................           $ 253,229,794
                                                                                                                 =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ................           $     241,819
   Additional paid-in capital ........................................................................             245,831,549
   Net unrealized appreciation on investments (note 4) ...............................................               8,902,084
   Undistributed net investment income ...............................................................                 317,886
   Accumulated net realized loss on investments ......................................................              (2,063,544)
                                                                                                                 -------------
                                                                                                                 $ 253,229,794
                                                                                                                 =============
CLASS A
   Net Assets ........................................................................................           $ 213,961,871
                                                                                                                 =============
   Capital shares outstanding ........................................................................              20,433,419
                                                                                                                 =============
   Net asset value and redemption price per share ....................................................           $       10.47
                                                                                                                 =============
   Offering price per share (100/96 of $10.47 adjusted to nearest cent) ..............................           $       10.91
                                                                                                                 =============
CLASS C
   Net Assets ........................................................................................           $   4,075,183
                                                                                                                 =============
   Capital shares outstanding ........................................................................                 389,365
                                                                                                                 =============
   Net asset value and offering price per share ......................................................           $       10.47
                                                                                                                 =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .....................................................           $       10.47*
                                                                                                                 =============
CLASS I
   Net Assets ........................................................................................           $   2,013,173
                                                                                                                 =============
   Capital shares outstanding ........................................................................                 192,319
                                                                                                                 =============
   Net asset value offering and redemption price per share ...........................................           $       10.47
                                                                                                                 =============
CLASS Y
   Net Assets ........................................................................................           $  33,179,567
                                                                                                                 =============
   Capital shares outstanding ........................................................................               3,166,759
                                                                                                                 =============
   Net asset value and redemption price per share ....................................................           $       10.48
                                                                                                                 =============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income .................................................                                $  6,458,195

Expenses:

     Management fee (note 3) .........................................       $   479,934
     Distribution and service fees (note 3) ..........................           172,813
     Transfer and shareholder servicing agent fees ...................            60,022
     Trustees' fees and expenses .....................................            41,335
     Legal fees ......................................................            26,711
     Shareholders' reports and proxy statements ......................            21,696
     Audit and accounting fees .......................................            13,514
     Custodian fees ..................................................            11,475
     Registration fees and dues ......................................             7,296
     Insurance .......................................................             1,147
     Miscellaneous ...................................................            13,651
                                                                             -----------
     Total expenses ..................................................           849,594

     Expenses paid indirectly (note 7) ...............................           (11,572)
                                                                             -----------
     Net expenses ....................................................                                     838,022
                                                                                                      ------------
     Net investment income ...........................................                                   5,620,173

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ...........           109,924
     Change in unrealized appreciation on investments ................         3,610,734
                                                                             -----------

     Net realized and unrealized gain (loss) on investments ..........                                   3,720,658
                                                                                                      ------------
     Net change in net assets resulting from operations ..............                                $  9,340,831
                                                                                                      ============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2002        YEAR ENDED
                                                                         (UNAUDITED)      DECEMBER 31, 2001
                                                                      ----------------    -----------------
OPERATIONS:
   Net investment income ........................................      $   5,620,173        $  10,828,727
   Net realized gain (loss) from securities transactions ........            109,924              685,773
   Change in unrealized appreciation on investments .............          3,610,734           (2,726,957)
                                                                       -------------        -------------
      Change in net assets from operations ......................          9,340,831            8,787,543
                                                                       -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ........................................         (4,761,195)          (9,652,185)

   Class C Shares:
   Net investment income ........................................            (67,290)            (102,324)

   Class I Shares:
   Net investment income ........................................            (39,958)             (19,875)

   Class Y Shares:
   Net investment income ........................................           (726,616)          (1,006,963)
                                                                       -------------        -------------
      Change in net assets from distributions ...................         (5,595,059)         (10,781,347)
                                                                       -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ....................................         24,150,415           32,406,399
   Reinvested dividends and distributions .......................          2,710,143            5,076,827
   Cost of shares redeemed ......................................         (9,346,477)         (18,015,538)
                                                                       -------------        -------------
   Change in net assets from capital share transactions .........         17,514,081           19,467,688
                                                                       -------------        -------------
   Change in net assets .........................................         21,259,853           17,473,884

NET ASSETS:
   Beginning of period ..........................................        231,969,941          214,496,057
                                                                       -------------        -------------

   End of period ................................................      $ 253,229,794        $ 231,969,941
                                                                       =============        =============

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's net assets.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2002, service fees on Class A Shares amounted to $153,301 of which the Distributor received $4,458.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for six months ended June 30, 2002, amounted to $13,307. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $4,435. The total of these payments with respect to Class C Shares amounted to $17,742 of which the Distributor received $2,166.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I Permitted Payments may not exceed, for any fiscal year of the Fund, a rate set from time to time by the Board of Trustees (currently 0.10%) but not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) but not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period ended June 30, 2002, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $3,098 of which $1,770 related to the Plan and $1,328 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2002, total commissions on sales of Class A Shares amounted to $215,041 of which the Distributor received $18,454.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended June 30, 2002, the Fund accrued legal fees of $26,711 of which $26,557 were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2002, purchases of securities and proceeds from the sales of securities aggregated $41,672,227 and $20,090,218, respectively.

     At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $245,613,989 amounted to $9,268,162 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $68,089 for a net unrealized appreciation of $9,200,073.

     At December 31, 2001, the Fund has a capital loss carryover of $2,173,468, $1,150,581 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5.   PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6.   DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain will be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividends may, under some circumstances, be subject to the alternative minimum tax.

7.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                 SIX MONTHS ENDED
                                                   JUNE 30, 2002                                   YEAR ENDED
                                                     (UNAUDITED)                               DECEMBER 31, 2001
                                            --------------------------------          ---------------------------------
                                               SHARES              AMOUNT               SHARES                AMOUNT
                                               ------              ------               ------                ------
CLASS A SHARES:
   Proceeds from shares sold ........        1,329,314          $ 13,843,116           1,607,327           $ 16,756,957
   Reinvested distributions .........          229,929             2,392,708             454,646              4,732,061
   Cost of shares redeemed ..........         (678,598)           (7,065,431)         (1,448,690)           (15,081,445)
                                            ----------          ------------          ----------           ------------
      Net change ....................          880,645             9,170,393             613,283              6,407,573
                                            ----------          ------------          ----------           ------------
CLASS C SHARES:
   Proceeds from shares sold ........           86,565               900,851             214,928              2,244,008
   Reinvested distributions .........            4,295                44,682               6,792                 70,675
   Cost of shares redeemed ..........          (26,986)             (280,038)            (75,362)              (783,618)
                                            ----------          ------------          ----------           ------------
      Net change ....................           63,874               665,495             146,358              1,531,065
                                            ----------          ------------          ----------           ------------
CLASS I SHARES:
   Proceeds from shares sold ........           56,147               582,580             136,639              1,430,892
   Reinvested distributions .........            2,778                28,858               1,704                 17,758
   Cost of shares redeemed ..........           (4,949)              (51,668)                 --                     --
                                            ----------          ------------          ----------           ------------
      Net change ....................           53,976               559,770             138,343*             1,448,650*
                                            ----------          ------------          ----------           ------------
CLASS Y SHARES:
   Proceeds from shares sold ........          851,077             8,823,868           1,148,200             11,974,542
   Reinvested distributions .........           23,459               243,895              24,640                256,333
   Cost of shares redeemed ..........         (187,780)           (1,949,340)           (206,468)            (2,150,475)
                                            ----------          ------------          ----------           ------------
      Net change ....................          686,756             7,118,423             966,372             10,080,400
                                            ----------          ------------          ----------           ------------
Total transactions in Fund
   shares ...........................        1,685,251          $ 17,514,081           1,864,356           $ 19,467,688
                                            ==========          ============          ==========           ============

*     For the period August 6, 2001 to December 31, 2001.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 CLASS A
                                                                       ------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         06/30/02      ------------------------------------------------------------
                                                       (UNAUDITED)       2001         2000         1999         1998         1997
                                                       -----------     --------     --------     --------     --------     --------
Net asset value, beginning of period ............        $10.31         $10.40       $10.09       $10.81       $10.81       $10.55
                                                        --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income+ .......................         0.24           0.50         0.52         0.52         0.53         0.55
   Net gain (loss) on securities (both
      realized and unrealized) ..................         0.16          (0.09)        0.31        (0.68)        0.01         0.27
                                                        --------       --------     --------     --------     --------     --------
   Total from investment operations .............         0.40           0.41         0.83        (0.16)        0.54         0.82
                                                        --------       --------     --------     --------     --------     --------
Less distributions (note 6):
   Dividends from net investment income .........        (0.24)         (0.50)       (0.52)       (0.53)       (0.53)       (0.55)
   Distributions from capital gains .............          -              -            -          (0.03)       (0.01)       (0.01)
                                                        --------       --------     --------     --------     --------     --------
   Total distributions ..........................        (0.24)         (0.50)       (0.52)       (0.56)       (0.54)       (0.56)
                                                        --------       --------     --------     --------     --------     --------
Net asset value, end of period ..................        $10.47         $10.31       $10.40       $10.09       $10.81       $10.81
                                                        ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ......        3.92%++         4.02%        8.45%       (1.51)%       5.13%        8.08%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....       $213,962       $201,604     $196,890     $205,842     $229,667     $226,477
   Ratio of expenses to average net assets ......        0.71%*          0.72%        0.74%        0.72%        0.73%        0.73%
   Ratio of net investment income to
      average net assets ........................        4.67%*          4.82%        5.10%        4.95%        4.89%        5.19%
   Portfolio turnover rate ......................        8.36%++        21.44%        6.61%        6.35%       12.79%       22.39%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.70%*          0.70%        0.73%        0.71%        0.72%        0.72%

                                                                          CLASS I
                                                                -------------------------
                                                                SIX MONTHS
                                                                   ENDED       PERIOD
                                                                 06/30/02       ENDED
                                                                (UNAUDITED)   12/31/01(1)
                                                                -----------   -----------
Net asset value, beginning of period ............                  $10.31        $10.44
                                                                   ------        ------
Income (loss) from investment operations:
   Net investment income+ .......................                   0.25          0.19
   Net gain (loss) on securities (both
      realized and unrealized) ..................                   0.14         (0.13)
                                                                   ------        ------
   Total from investment operations .............                   0.39          0.06
                                                                   ------        ------
Less distributions (note 6):
   Dividends from net investment income .........                  (0.23)        (0.19)
   Distributions from capital gains .............                    -             -
                                                                   ------        ------
   Total distributions ..........................                  (0.23)        (0.19)
                                                                   ------        ------
Net asset value, end of period ..................                  $10.47        $10.31
                                                                   ======        ======
Total return (not reflecting sales charge) ......                  3.85%++       0.58%++

Ratios/supplemental data
   Net assets, end of period (in thousands) .....                  $2,013        $1,426
   Ratio of expenses to average net assets ......                  0.85%*        0.85%*
   Ratio of net investment income to
      average net assets ........................                  4.51%*        4.53%*
   Portfolio turnover rate ......................                  8.36%++      21.44%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......                  0.84%*        0.84%*

----------
(1) For the period August 6, 2001 to December 31, 2001.
+ Per share amounts have been calculated using the monthly average shares method.
++  Not annualized.
*   Annualized.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                  CLASS C
                                                                           ------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            06/30/02       ------------------------------------------------------
                                                           (UNAUDITED)      2001        2000        1999        1998        1997
                                                          ------------     ------      ------      ------      ------      ------
Net asset value, beginning of period ................        $10.31        $10.39      $10.08      $10.81      $10.81      $10.55
                                                             ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income+ ...........................         0.19          0.41        0.43        0.43        0.44        0.46
   Net gain (loss) on securities (both
      realized and unrealized) ......................         0.17         (0.08)       0.31       (0.69)       0.01        0.27
                                                             ------        ------      ------      ------      ------      ------
   Total from investment operations .................         0.36          0.33        0.74       (0.26)       0.45        0.73
                                                             ------        ------      ------      ------      ------      ------
Less distributions (note 6):
   Dividends from net investment income .............        (0.20)        (0.41)      (0.43)      (0.44)      (0.44)      (0.46)
   Distributions from capital gains .................          -             -           -         (0.03)      (0.01)      (0.01)
                                                             ------        ------      ------      ------      ------      ------
   Total distributions ..............................        (0.20)        (0.41)      (0.43)      (0.47)      (0.45)      (0.47)
                                                             ------        ------      ------      ------      ------      ------
Net asset value, end of period ......................        $10.47        $10.31      $10.39      $10.08      $10.81      $10.81
                                                             ======        ======      ======      ======      ======      ======
Total return (not reflecting sales charge)...........        3.48%++        3.24%       7.54%      (2.45)%      4.24%       7.16%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) ................................        $4,075        $3,355      $1,861      $1,932      $  949      $  845
   Ratio of expenses to average
      net assets ....................................        1.56%*        1.56%       1.59%       1.56%       1.59%       1.57%

Ratio of net investment income
      to average net assets .........................        3.80%*        3.92%       4.24%       4.09%       4.04%       4.30%
Portfolio turnover rate .............................        8.36%++      21.44%       6.61%       6.35%      12.79%      22.39%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
      net assets ....................................         1.55%*        1.55%       1.58%       1.55%       1.57%       1.56%

                                                                                                  CLASS Y
                                                                          ----------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                          YEAR ENDED DECEMBER 31,
                                                            06/30/02      ----------------------------------------------------------
                                                          (UNAUDITED)       2001        2000         1999         1998         1997
                                                          -----------     -------      -------      -------      -------      ------
Net asset value, beginning of period ................      $10.32         $10.40       $10.09       $10.82       $10.82       $10.55
                                                           -------        -------      -------      -------      -------      ------
Income (loss) from investment operations:
   Net investment income+ ...........................       0.25           0.51         0.53         0.53         0.54         0.56
   Net gain (loss) on securities (both
      realized and unrealized) ......................       0.16          (0.07)        0.32        (0.69)        0.02         0.29
                                                           -------        -------      -------      -------      -------      ------
   Total from investment operations .................       0.41           0.44         0.85        (0.16)        0.56         0.85
                                                           -------        -------      -------      -------      -------      ------
Less distributions (note 6):
   Dividends from net investment income .............      (0.25)         (0.52)       (0.54)       (0.54)       (0.55)       (0.57)
   Distributions from capital gains .................        -              -            -          (0.03)       (0.01)       (0.01)
                                                           -------        -------      -------      -------      -------      ------
   Total distributions ..............................      (0.25)         (0.52)       (0.54)       (0.57)       (0.56)       (0.58)
                                                           -------        -------      -------      -------      -------      ------
Net asset value, end of period ......................      $10.48         $10.32       $10.40       $10.09       $10.82       $10.82
                                                           =======        =======      =======      =======      =======      ======
Total return (not reflecting sales charge) ..........      3.99%++         4.28%        8.62%       (1.46)%       5.26%       8.34%
Ratios/supplemental data
   Net assets, end of period
      (in thousands) ................................      $33,180        $25,585      $15,745      $13,346      $14,335      $8,957
   Ratio of expenses to average
      net assets ....................................       0.56%*         0.57%        0.59%        0.57%        0.58%        0.57%

Ratio of net investment income
      to average net assets .........................       4.82%*         4.94%        5.25%        5.09%        5.03%        5.31%

Portfolio turnover rate ............................       8.36%++        21.44%        6.61%        6.35%       12.79%       22.39%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ....................................       0.55%*         0.55%        0.58%        0.56%        0.57%        0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Not Annualized.
*  Annualized.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 26, 2002. The holders of shares representing 69% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.

                                Number of Votes:

         TRUSTEE                    FOR                 WITHHELD
         -------                    ---                 --------

         Lacy B. Herrmann           15,442,688          180,131
         Thomas A. Christopher      15,480,484          142,335
         Douglas Dean               15,480,484          142,335
         Diana P. Herrmann          15,447,734          175,085
         F. Knicely                 15,473,523          149,296
         Theodore T. Mason          15,480,484          142,335
         Anne J. Mills              15,480,484          142,335
         William J. Nightingale     15,473,523          149,296
         James R. Ramsey            15,480,484          142,335

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:

         FOR                        AGAINST             ABSTAIN
         ---                        -------             -------
         15,457,441                 28,497              136,882